Financial assets and liabilities - Additional Information Trade and Other Receivables (Details) - Top of range	6 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instruments [Line Items]
Trade receivables settlement period	112 days
Trade and other receivables settlement period	60 days